Cash Flow Detail - Investing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Proceeds from the sale in property, plant and equipment and intangible assets	€ 269	€ 310	€ 842
Payments on investments in property, plant and equipment and intangible assets	(5,790)	(6,161)	(6,350)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets	€ (5,521)	€ (5,851)	€ (5,508)